Real Estate and Accumulated Depreciation and Depletion (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Real Estate [Abstract]
Gross Carrying Cost of Real Estate at beginning of period	$ 240,128	$ 241,413	$ 243,165
Additions capitalized during period	17,227	10,353	7,025
Cost of real estate sold	(11,060)	(11,630)	(8)
Other deductions	(217)	(8)	(8,769)
Gross Carrying Cost of Real Estate at end of period	246,078	240,128	241,413
Accumulated Depreciation & Depletion at beginning of period	29,788	27,921	26,228
Additions charged to cost & expense	5,689	5,697	5,609
Real estate sold	(1,112)	(3,822)	0
Other deductions	(117)	(8)	(3,916)
Accumulated Depreciation & Depletion at end of period	$ 34,248	$ 29,788	$ 27,921